INCOME TAXES (Notes)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The following table sets forth our provisions for income taxes for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
Current income taxes	(Thousands of dollars)
Federal	$6,086	$13,191	$10,180
State	2,449	2,967	3,311
Total current income taxes from continuing operations	8,535	16,158	13,491
Deferred income taxes
Federal	193,974	116,681	152,352
State	9,897	3,761	(14,685)
Total deferred income taxes from continuing operations	203,871	120,442	137,667
Total provision for income taxes from continuing operations	212,406	136,600	151,158
Discontinued operations	(1,250)	2,031	7,567
Total provision for income taxes	$211,156	$138,631	$158,725

The following table is a reconciliation of our income tax provision from continuing operations for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
	(Thousands of dollars)
Income from continuing operations before income taxes	$957,956	$521,876	$819,873
Less: Net income attributable to noncontrolling interest	391,460	134,218	349,001
Income from continuing operations attributable to ONEOK before income taxes	566,496	387,658	470,872
Federal statutory income tax rate	35%	35%	35%
Provision for federal income taxes	198,274	135,680	164,805
State income taxes, net of federal tax benefit	12,303	5,800	14,278
State deferred tax rate change, net of valuation allowance	43	928	(25,653)
Other, net	1,786	(5,808)	(2,272)
Income tax provision from continuing operations	$212,406	$136,600	$151,158

The following table sets forth the tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities for the periods indicated:

	December 31, 2016	December 31, 2015
Deferred tax assets	(Thousands of dollars)
Employee benefits and other accrued liabilities	$118,831	$97,719
Federal net operating loss	26,334	76,805
State net operating loss and benefits	39,759	39,363
Derivative instruments	32,082	26,132
Other	2,425	12,386
Total deferred tax assets	219,431	252,405
Valuation allowance for state tax credits
Carryforward expected to expire prior to utilization	(9,430)	(10,223)
Net deferred tax assets	210,001	242,182
Deferred tax liabilities
Excess of tax over book depreciation	107,249	93,421
Investment in partnerships	1,726,541	1,585,427
Regulatory assets	33	49
Total deferred tax liabilities	1,833,823	1,678,897
Net deferred tax liabilities before discontinued operations	1,623,822	1,436,715
Discontinued operations	(10,500)	(18,265)
Net deferred tax liabilities	$1,613,322	$1,418,450

Tax benefits related to net operating loss (NOL) carryforwards will begin expiring in 2030. We believe that it is more likely than not that the tax benefits of the net operating loss carryforwards will be utilized prior to their expirations; therefore, no valuation allowance is necessary.

Deferred tax assets related to tax benefits of employee share-based compensation have been reduced for performance share units and restricted share units that vested in periods in which ONEOK was in an NOL position. This vesting resulted in tax deductions in excess of previously recorded benefits based on the performance share unit and restricted share unit value at the time of grant. Although these additional tax benefits are reflected in NOL carryforwards in the tax return, the additional tax benefit is not recognized until the deduction reduces taxes payable. A portion of the tax benefit does not reduce ONEOK’s current taxes payable due to NOL carryforwards; accordingly, these tax benefits are not reflected in ONEOK’s NOLs in deferred tax assets. Cumulative tax benefits included in NOL carryforwards but not reflected in deferred tax assets were $73.4 million as of December 31, 2016, and $75.1 million as of December 31, 2015. As a result of adopting ASU 2016-09 in 2017, the portion of the tax benefit that does not reduce ONEOK’s current taxes payable will be reflected in deferred tax assets. See Note A for more information on ASU 2016-09.

ONE Gas Separation - ONE Gas was included in our consolidated federal and state income tax returns through the date of the separation. Any changes to the estimated ONE Gas taxes at the separation date will result in a reimbursement between us and ONE Gas under the terms of the tax sharing agreement. We are principally responsible for managing any income tax audits by the various tax jurisdictions for periods prior to the separation.

Deferred tax liabilities and deferred income tax expense were reduced by $34.6 million in the first quarter 2014 due primarily to a reduction in our estimate of the effective state income tax rate to reflect a change in the mix of taxable income in the states in which we now operate, resulting from the separation of our former natural gas distribution business and the wind down of our energy services business. We also recorded a valuation allowance of $8.2 million in the first quarter 2014 for state tax credits as it is more likely than not that we will not be able to utilize these credits as a result of the separation of our former natural gas distribution business and the wind down of our energy services business. Together, these adjustments resulted in a net $26.4 million reduction in deferred tax liabilities and deferred income tax expense.